Severance and Other Exit Costs - Summary of Activity Related to Company's Facilities Exit Costs Accrual (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Severance charges		$ 2,300
Closing Office Facility in Redwood City [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 1,855
Cash paid	(911)
Sublease income	104
Adjustments	(569)
Ending Balance	479	$ 1,855
2015 Plan Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance charges	2,058
Cash paid	(857)
Ending Balance	$ 1,201